                AIM STRUCTURED GROWTH FUND - CLASS A, B, C AND R

                       Supplement dated November 13, 2006
                     to the Prospectus dated March 31, 2006
as supplemented April 21, 2006, May 8, 2006, July 5, 2006 and September 20, 2006

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 6 of the prospectus:

     "Investment decisions for the fund are made by investment management teams at INVESCO Institutional. The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

          - Jeremy S. Lefkowitz, is Portfolio Manager and the lead manager of INVESCO Institutional's Structured Products Group (SPG) Portfolio Management Team. He has been responsible for the fund since inception and has been associated with the advisor and/or its affiliates since 1982. As the lead manager, Mr. Lefkowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Lefkowitz may perform these functions and the nature of these functions, may change from time to time.

          - Daniel A. Kostyk, Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 1995.

          - Glen E. Murphy, Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 1995.

          - Anthony J. Munchak, Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 2000.

          - Francis M. Orlando, Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 1987.

                    The portfolio managers are assisted by the U.S. SPG Research
               Team, which is comprised of research analysts. Team members provide research support with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website at http://www.aiminvestments.com. The website is not part of this prospectus.

                    The fund's Statement of Additional Information provides
               additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                 AIM STRUCTURED VALUE FUND - CLASS A, B, C AND R

                       Supplement dated November 13, 2006
                     to the Prospectus dated March 31, 2006
as supplemented April 21, 2006, May 8, 2006, July 5, 2006 and September 20, 2006

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 6 of the prospectus:

     "Investment decisions for the fund are made by investment management teams at INVESCO Institutional. The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

          - Jeremy S. Lefkowitz, is Portfolio Manager and the lead manager of INVESCO Institutional's Structured Products Group (SPG) Portfolio Management Team. He has been responsible for the fund since inception and has been associated with the advisor and/or its affiliates since 1982. As the lead manager, Mr. Lefkowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Lefkowitz may perform these functions and the nature of these functions, may change from time to time.

          - Daniel A. Kostyk, Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 1995.

          - Glen E. Murphy, Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 1995.

          - Anthony J. Munchak, Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 2000.

          - Francis M. Orlando, Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 1987.

                    The portfolio managers are assisted by the U.S. SPG Research
               Team, which is comprised of research analysts. Team members provide research support with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website at http://www.aiminvestments.com. The website is not part of this prospectus.

                    The fund's Statement of Additional Information provides
               additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                          INSTITUTIONAL CLASS SHARES OF

                            AIM STRUCTURED CORE FUND
                           AIM STRUCTURED GROWTH FUND
                            AIM STRUCTURED VALUE FUND

                       Supplement dated November 13, 2006
                     to the Prospectus dated March 31, 2006
              as supplemented April 21, 2006 and September 20, 2006

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S) - STRUCTURED GROWTH AND STRUCTURED VALUE" on pages 9 and 10 of the prospectus:

     - "Jeremy S. Lefkowitz, is Portfolio Manager and the lead manager of INVESCO Institutional's Structured Products Group (SPG) Portfolio Management Team. He has been responsible for the fund since inception and has been associated with the advisor and/or its affiliates since 1982. As the lead manager, Mr. Lefkowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Lefkowitz may perform these functions and the nature of these functions, may change from time to time.

     - Daniel A. Kostyk, Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 1995.

     - Glen E. Murphy, Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 1995.

     - Anthony J. Munchak, Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 2000.

     - Francis M. Orlando, Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 1987.

               The portfolio managers are assisted by the U.S. SPG Research
               Team."